Income Taxes - Tax credit carryforwards (Details) $ in Thousands	Sep. 30, 2017 USD ($)
U.S.
Income tax credit carryforwards
Income tax credit carryforward	$ 21,900
U.S. | Foreign Tax Credits
Income tax credit carryforwards
Income tax credit carryforward	15,567
U.S. | Research and Development Tax Credits
Income tax credit carryforwards
Income tax credit carryforward	6,303
State
Income tax credit carryforwards
Income tax credit carryforward	20,500
State | Research and Development Tax Credits
Income tax credit carryforwards
Income tax credit carryforward	$ 20,486